Shareholders and their Share Ownership (Detail)	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Number of Shares	204,014,702	21,000,000		21,000,000
Genting Hk
Related Party Transaction [Line Items]
Number of Shares		10,500,000	[1]
Percentage Ownership	43.40%	50.00%	[1]
Apollo Funds
Related Party Transaction [Line Items]
Number of Shares		7,875,000	[2]
Percentage Ownership	32.50%	37.50%	[2]
TPG Viking Funds
Related Party Transaction [Line Items]
Number of Shares		2,625,000	[3]
Percentage Ownership	10.80%	12.50%	[3]

[1]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
[2]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[3]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).